Employee Benefit Plans and Collective Bargaining Agreements - Schedule of Components of Net Pension and Post-retirement Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Feb. 24, 2018	Feb. 25, 2017
Pension
Components of net expense:
Estimated return on plan assets	$ (119.6)	$ (123.9)
Service cost	49.8	49.3
Interest cost	88.3	87.6
Amortization of prior service cost	0.1	0.0
Amortization of net actuarial loss (gain)	0.4	0.0
Collington acquisition	0.0	78.9
Gain due to settlement accounting	(25.4)	0.0
Net (benefit) expense	(6.4)	91.9
Changes in plan assets and benefit obligations recognized in Other comprehensive income (loss):
Net actuarial gain	(138.6)	(118.5)
Gain due to settlement accounting	25.4	0.0
Amortization of net actuarial (loss) gain	(0.4)	0.0
Prior service cost	0.0	0.2
Amortization of prior service cost	(0.1)	0.0
Total recognized in Other comprehensive income (loss)	(113.7)	(118.3)
Total net expense and changes in plan assets and benefit obligations recognized in Other comprehensive income (loss)	(120.1)	(26.4)
Other Post-Retirement Benefits
Components of net expense:
Estimated return on plan assets	0.0	0.0
Service cost	1.0	0.2
Interest cost	0.9	0.9
Amortization of prior service cost	3.7	2.5
Amortization of net actuarial loss (gain)	(0.1)	0.0
Collington acquisition	0.0	0.0
Gain due to settlement accounting	0.0	0.0
Net (benefit) expense	5.5	3.6
Changes in plan assets and benefit obligations recognized in Other comprehensive income (loss):
Net actuarial gain	(4.5)	0.0
Gain due to settlement accounting	0.0	0.0
Amortization of net actuarial (loss) gain	0.1	0.0
Prior service cost	0.0	15.5
Amortization of prior service cost	(3.7)	(2.5)
Total recognized in Other comprehensive income (loss)	(8.1)	13.0
Total net expense and changes in plan assets and benefit obligations recognized in Other comprehensive income (loss)	$ (2.6)	$ 16.6